Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Reconciliation of Earnings Per Share Basic and Diluted
Computation of basic and diluted earnings per share for the years ended December 31, was as follows (in thousands, except per share amounts):

	2023	2022	2021
Net Loss	$(109,550)	$(78,938)	$(68,292)
Basic weighted-average shares outstanding	202,504	172,003	161,000
Effect of dilutive securities – Warrants	—	—	—
Effect of dilutive securities – employee stock compensation awards	—	—	—
Diluted weighted-average shares outstanding	202,504	172,003	161,000
Earnings per share(1):
Basic	$(0.54)	$(0.46)	$(0.42)
Diluted	$(0.54)	$(0.46)	$(0.42)
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(1) Earnings per share amounts are calculated discretely and, therefore, may not add up to the total due to rounding